ELOC (Details)		1 Months Ended
	Aug. 28, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)
ELOC
Notional amount	$ 25,000,000			$ 25
Value of shares authorized	$ 25,000,000			$ 25
Term of agreement	24 months		24 months
Issuance of shares for ELOC (in shares) | shares	2,328	187,600	187,600
Total consideration		$ 1,891,030	$ 1,891,030
Share issuance costs			278,141
Share settled issuance costs			187,500
Share settled share issuance costs not yet settled					$ 93,750
Cash settled issuance costs			$ 90,641